Property and equipment, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, net [Line Items]
Land	₩ 1,819,912	₩ 1,885,233
Buildings	883,421	941,043
Other	318,439	319,337
Acquisition cost
Property and equipment, net [Line Items]
Land	1,819,912	1,885,233
Buildings	1,158,661	1,164,668
Other	1,958,787	1,976,152
Accumulated depreciation
Property and equipment, net [Line Items]
Land	0	0
Buildings	(275,240)	(223,625)
Other	(1,640,348)	(1,656,815)
Accumulated impairment losses
Property and equipment, net [Line Items]
Land	0	0
Buildings	0	0
Other	₩ 0	₩ 0